Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Fund

July 31, 2021

MER-QTLY-0921
1.9891246.102

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
Bermuda - 0.4%
China Gas Holdings Ltd.	4,057,200	$12,530,037
Brazil - 4.1%
Atacadao SA	3,179,800	11,593,991
Azul SA sponsored ADR (a)(b)	214,360	4,808,095
Localiza Rent A Car SA	2,394,900	28,578,320
Natura & Co. Holding SA (a)	3,768,466	38,891,191
Petroleo Brasileiro SA - Petrobras (ON)	58,300	307,829
Rumo SA (a)	2,173,900	8,623,391
Suzano Papel e Celulose SA (a)	741,200	7,694,846
Vale SA	1,108,600	23,150,067
Vale SA sponsored ADR	43,500	914,370
YDUQS Participacoes SA	1,419,400	7,701,674

TOTAL BRAZIL		132,263,774

Cayman Islands - 23.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	939,170	183,316,592
Baidu.com, Inc. sponsored ADR (a)	43,705	7,168,057
Bilibili, Inc.:
ADR (a)	334,700	28,643,626
Class Z (a)	204,000	17,466,167
China Yongda Automobiles Services Holdings Ltd.	5,212,000	9,711,530
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,750,325	6,272,759
JD Health International, Inc. (c)	608,700	6,536,486
JD.com, Inc. sponsored ADR (a)	478,122	33,889,287
Li Ning Co. Ltd.	4,354,000	45,886,722
Longfor Properties Co. Ltd. (c)	1,635,500	7,629,099
Meituan Class B (a)(c)	1,880,700	52,041,652
NetEase, Inc. ADR	262,800	26,860,788
New Oriental Education & Technology Group, Inc. sponsored ADR	2,349,900	5,099,283
Pinduoduo, Inc. ADR (a)	375,200	34,372,072
Shenzhou International Group Holdings Ltd.	987,800	21,922,523
Silergy Corp.	173,000	23,496,148
Tencent Holdings Ltd.	2,528,325	152,478,597
Trip.com Group Ltd. ADR (a)	345,500	8,958,815
Xiaomi Corp. Class B (a)(c)	4,092,000	13,348,372
XPeng, Inc.:
ADR (a)	907,800	36,793,134
Class A	303,700	5,830,802
Zai Lab Ltd. (a)	228,000	32,012,566

TOTAL CAYMAN ISLANDS		759,735,077

Chile - 0.3%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	165,244	7,849,090
China - 8.4%
Angel Yeast Co. Ltd. (A Shares)	2,353,042	17,032,055
China Construction Bank Corp. (H Shares)	53,127,800	37,005,844
China Life Insurance Co. Ltd. (H Shares)	4,095,000	6,825,319
China Merchants Bank Co. Ltd. (H Shares)	2,815,000	21,444,445
China Petroleum & Chemical Corp. (H Shares)	48,436,000	22,148,363
Haier Smart Home Co. Ltd. (A Shares)	2,429,500	9,392,460
Industrial & Commercial Bank of China Ltd. (H Shares)	26,181,000	14,538,136
Kweichow Moutai Co. Ltd. (A Shares)	44,089	11,456,405
Midea Group Co. Ltd. (A Shares)	731,164	7,186,657
Pharmaron Beijing Co. Ltd. (H Shares) (c)	567,100	12,413,055
Ping An Insurance Group Co. of China Ltd. (H Shares)	3,045,700	26,652,447
Shenzhen Inovance Technology Co. Ltd. (A Shares)	496,690	5,985,078
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	545,116	32,931,622
WuXi AppTec Co. Ltd. (H Shares) (c)	632,840	13,990,453
Yantai Jereh Oilfield Services (A Shares)	2,531,891	14,850,950
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,690,832	15,535,802

TOTAL CHINA		269,389,091

Cyprus - 0.5%
TCS Group Holding PLC GDR	177,288	14,665,263
Hong Kong - 0.2%
CNOOC Ltd.	5,072,000	5,025,563
Hungary - 0.7%
OTP Bank PLC (a)	261,041	14,078,980
Richter Gedeon PLC	251,581	6,905,012

TOTAL HUNGARY		20,983,992

India - 10.6%
Axis Bank Ltd. (a)	3,965,360	37,811,560
Bharti Airtel Ltd.	3,010,224	22,741,629
HDFC Bank Ltd.	1,177,500	22,681,836
Housing Development Finance Corp. Ltd.	669,094	21,970,432
ICICI Bank Ltd.	4,433,315	40,699,422
Indraprastha Gas Ltd.	1,483,280	11,128,067
Infosys Ltd.	1,067,174	23,280,267
Kotak Mahindra Bank Ltd. (a)	640,876	14,265,156
Larsen & Toubro Ltd.	1,334,115	28,738,470
Petronet LNG Ltd.	3,069,534	9,011,222
Reliance Industries Ltd.	2,396,200	65,600,703
Reliance Industries Ltd. sponsored GDR (c)	155,804	8,615,961
Shriram Transport Finance Co. Ltd.	1,362,276	25,472,299
Tata Consultancy Services Ltd.	144,107	6,139,766

TOTAL INDIA		338,156,790

Indonesia - 1.4%
PT Bank Central Asia Tbk	11,128,500	22,968,762
PT Bank Mandiri (Persero) Tbk	38,934,900	15,341,371
PT Bank Rakyat Indonesia Tbk	19,758,000	5,068,846

TOTAL INDONESIA		43,378,979

Korea (South) - 15.6%
Hana Financial Group, Inc.	386,199	14,556,670
Hansol Chemical Co. Ltd.	138,626	32,168,409
Hyundai Motor Co.	62,596	11,837,614
Kakao Corp.	48,237	6,151,184
KakaoBank Corp. (a)(d)	15,700	531,160
KB Financial Group, Inc.	483,721	21,438,127
Kia Corp.	212,413	15,404,531
LG Chemical Ltd.	23,579	17,222,594
LG Household & Health Care Ltd.	8,333	10,546,729
LG Innotek Co. Ltd.	42,406	8,350,534
NAVER Corp.	127,250	47,852,871
POSCO	173,140	54,948,462
Samsung Electronics Co. Ltd.	2,355,913	160,431,634
Samsung Life Insurance Co. Ltd.	110,660	7,238,076
Samsung SDI Co. Ltd.	33,326	21,422,123
Shinhan Financial Group Co. Ltd.	578,372	19,560,183
SK Hynix, Inc.	507,137	49,492,446

TOTAL KOREA (SOUTH)		499,153,347

Mexico - 2.3%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	113,600	9,925,232
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	499,870	9,080,464
Grupo Aeroportuario Norte S.A.B. de CV (a)	1,258,800	7,705,358
Grupo Financiero Banorte S.A.B. de CV Series O	3,634,292	23,560,710
Grupo Mexico SA de CV Series B	3,310,700	15,169,555
Wal-Mart de Mexico SA de CV Series V	2,636,700	8,691,755

TOTAL MEXICO		74,133,074

Netherlands - 0.7%
Yandex NV Series A (a)	322,382	21,899,409
Philippines - 0.5%
Ayala Land, Inc.	25,755,500	16,862,646
Russia - 3.2%
Lukoil PJSC	545,510	46,844,034
Novatek PJSC GDR (Reg. S)	110,896	24,685,450
Sberbank of Russia	7,444,307	31,122,974

TOTAL RUSSIA		102,652,458

Saudi Arabia - 0.7%
Al Rajhi Bank	744,279	22,028,309
South Africa - 3.3%
Absa Group Ltd. (a)	1,298,790	12,094,116
AngloGold Ashanti Ltd.	760,141	15,220,880
Capitec Bank Holdings Ltd.	42,165	4,681,642
Impala Platinum Holdings Ltd.	2,189,845	39,475,105
Naspers Ltd. Class N	180,477	34,828,507

TOTAL SOUTH AFRICA		106,300,250

Taiwan - 12.6%
E.SUN Financial Holdings Co. Ltd.	7,255,299	6,887,891
eMemory Technology, Inc.	694,000	32,673,391
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,682,000	30,386,463
International Games Systems Co. Ltd.	309,000	9,651,968
MediaTek, Inc.	1,691,000	55,345,495
Realtek Semiconductor Corp.	758,000	16,019,734
Taiwan Semiconductor Manufacturing Co. Ltd.	10,863,000	227,250,678
Unimicron Technology Corp.	4,602,000	24,203,564

TOTAL TAIWAN		402,419,184

Thailand - 1.6%
CP ALL PCL (For. Reg.)	10,396,600	18,667,054
Siam Commercial Bank PCL (For. Reg.)	4,889,800	13,913,460
Thai Beverage PCL	39,562,600	18,979,069

TOTAL THAILAND		51,559,583

United States of America - 1.3%
Coupang, Inc. Class A (a)(b)	381,800	13,866,976
Li Auto, Inc. ADR (a)	839,900	28,044,261

TOTAL UNITED STATES OF AMERICA		41,911,237

TOTAL COMMON STOCKS
(Cost $2,322,638,277)		2,942,897,153

Nonconvertible Preferred Stocks - 3.3%
Brazil - 3.3%
Azul SA (a)	2,824,102	21,092,991
Banco Bradesco SA (PN)	3,977,272	18,518,475
Gerdau SA	1,395,700	8,253,744
Itau Unibanco Holding SA	6,712,400	39,050,683
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.) (b)	939,870	9,643,066
sponsored ADR	905,400	9,660,618
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $91,620,797)		106,219,577
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 8/26/21 to 10/7/21 (Cost $6,339,833)(e)	6,340,000	6,339,725
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.06% (f)	122,608,583	122,633,105
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	22,626,862	22,629,125
TOTAL MONEY MARKET FUNDS
(Cost $145,262,230)		145,262,230
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,565,861,137)		3,200,718,685
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(9,599,095)
NET ASSETS - 100%		$3,191,119,590

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,507	Sept. 2021	$96,274,695	$(6,419,131)	$(6,419,131)

The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $120,847,837 or 3.8% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,339,724.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$65,913
Fidelity Securities Lending Cash Central Fund	232,320
Total	$298,233

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$39,083,848	$1,210,980,674	$1,127,432,205	$788	$--	$122,633,105	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	21,647,350	289,156,957	288,175,182	--	--	22,629,125	0.1%
Total	$60,731,198	$1,500,137,631	$1,415,607,387	$788	$--	$145,262,230

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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